Cover Page	Nov. 17, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 17, 2022
Entity Registrant Name	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO
Entity Incorporation, State or Country Code	IA
Entity File Number	001-31911
Entity Tax Identification Number	42-1447959
Entity Address, Address Line One	6000 Westown Parkway
Entity Address, City or Town	West Des Moines
Entity Address, State or Province	IA
Entity Address, Postal Zip Code	50266
City Area Code	515
Local Phone Number	221-0002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001039828
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $1
Trading Symbol	AEL
Security Exchange Name	NYSE
Preferred Stock, Series A
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 5.95% Fixed-Rate Reset Non-Cumulative Preferred Stock, Series A
Trading Symbol	AELPRA
Security Exchange Name	NYSE
Preferred Stock, Series B
Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a 1/1,000th interest in a share of 6.625% Fixed-Rate Reset Non-Cumulative Preferred Stock, Series B
Trading Symbol	AELPRB
Security Exchange Name	NYSE